Income tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	€ 13	€ 15	€ 7	€ 6
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	(66)	(61)
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	8	27
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	53	224
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	58	91
Unrealized (gains)/losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	(43)	(276)
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	€ 3	€ 10